Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Compensation Related Costs [Abstract]
Summary of Stock Plan Activity
The following table summarizes the stock plan activity:

	Available for Grant	Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding - January 1, 2021	2,593,057	985,399	$1.12	9.47	$3,509
Options granted	(2,189,377)	2,189,377	$4.71	9.38
Options exercised and vested	—	(99,373)	$2.26	8.77

Outstanding - December 31, 2021	403,680	3,075,403	$3.64	9.11	$9,657
Increase in option pool	885,315
Options granted	(391,653)	391,653	$5.66	9.38
Options exercised and vested	—	(141,462)	$3.72	8.09
Options cancelled and forfeited	8,923	(8,923)	$4.68	8.23

Outstanding - December 31, 2022	906,265	3,316,671	$2.20	8.26	$1,194

Exercisable - December 31, 2022		1,707,882	$1.85	8.00

Vested and expected to vest - December 31, 2022		3,316,671	$2.20	8.26

Summary of Restricted Stock Activity
The following summarizes restricted stock activity:

	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested—December 31, 2020	160,935	$0.14
Granted	—	—
Vested	(63,032)	0.14
Forfeited	—	—

Unvested—December 31, 2021	97,903	0.14
Granted	—	—
Vested	(47,446)	0.14
Forfeited	—	—

Unvested—December 31, 2022	50,457	$0.14

Summary of Stock-Based Compensation Expense
Stock-based compensation expense is classified as follows (in thousands):

	Year Ended December 31,
	2022	2021
Research and development	$1,893	$1,019
General and administrative	1,298	905

Total stock-based compensation expense	$3,191	$1,924

Summary of Stock-Based Compensation Fair Value Assumptions
The fair value of each stock option grant is estimated on the date of grant using a Black-Scholes model. The following summarizes the inputs used:

	Year Ended December 31,
	2022	2021
Stock price	$2.48 - $6.78	$5.69 - $7.18
Expected term (years)	5.8 - 6.3 Years	6 Years
Expected volatility	80%	75% - 80%
Risk-free interest rate	1.60% - 3.00%	1.00% - 1.40%
Expected dividend yield	—	—